UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund

of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Equity Long/Short - High Hedge
Magnetar Equity Opportunities Fund LLC	2/1/2011	$1,424,848	$4,254,226	0.94%
Millennium USA, L.P.	8/1/2008	6,860,327	12,760,271	2.82

Total Equity Long/Short - High Hedge		8,285,175	17,014,497	3.76

Equity Long/Short - Opportunistic
Adelphi Europe Partners, L.P.	1/1/2013	9,861,437	11,871,319	2.63
Anchor Bolt Fund, LP	1/1/2014	11,500,000	13,665,737	3.02
Destrier Capital Partners, LP	7/1/2013	11,325,000	12,548,994	2.78
Doonbeg Fund, LP	4/1/2012	8,586,788	10,631,918	2.35
East Side Capital, L.P.	8/1/2012	8,417,155	12,500,343	2.76
ESG Domestic Opportunity Fund LP	11/1/2012	11,000,000	12,660,112	2.80
Newbrook Capital Partners LP	1/1/2013	9,125,558	10,052,206	2.22
Pelham Long/Short Fund LP	11/1/2009	10,106,848	12,154,659	2.69
Quentec Partners, LP	10/1/2012	9,500,000	13,167,024	2.91
Scopus Partners II, L.P.	4/1/2012	9,981,096	12,923,040	2.86
Turiya Fund LP	8/1/2012	9,304,835	14,624,903	3.24
Tyrian Global Opportunities Fund, LP	9/1/2013	9,471,048	9,237,957	2.04

Total Equity Long/Short - Opportunistic		118,179,765	146,038,212	32.30

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Event Driven Equity
Astellon Special Opportunities Fund	10/1/2013	$11,000,000	$11,640,969	2.58%
Ionic Event Driven Fund LLC	6/1/2013	12,500,000	13,112,560	2.90
LionEye Fund LP	2/1/2014	12,300,000	13,079,402	2.89

Total Event Driven Equity		35,800,000	37,832,931	8.37

Macro
Autonomy Global Macro Fund L.P.	11/1/2012	10,500,000	12,136,604	2.68
Brevan Howard L.P.	8/1/2004	3,131,239	8,306,341	1.84
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	6,240,932	11,402,692	2.52
Discovery Global Opportunity Partners, L.P.	9/1/2009	6,169,212	11,479,595	2.54
EMSO Saguaro Ltd.	11/1/2013	11,125,000	11,482,111	2.54
Fortress Asia Macro Fund LP	2/1/2014	10,325,000	10,244,815	2.27
Stone Milliner Macro Fund L.P.	10/1/2013	11,250,000	12,441,113	2.75
Trient Global Macro Partners, L.P.	4/1/2013	9,988,973	10,616,802	2.35
Tudor BVI Global Fund L.P. (The)	7/1/2010	8,558,207	11,602,172	2.57

Total Macro		77,288,563	99,712,245	22.06

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Mortgage Arbitrage
East Lodge Capital Credit Opportunities Fund L.P.	7/1/2014	$8,900,000	$8,988,808	1.99%
Rimrock Structured Product Fund, L.P.	1/1/2014	10,500,000	11,153,051	2.47
SPM Core Fund, L.P.	4/1/2011	6,947,893	10,820,142	2.39
Tilden Park Investment Fund LP	4/1/2012	8,178,612	14,733,725	3.26

Total Mortgage Arbitrage		34,526,505	45,695,726	10.11

Multi-Strategy
Aristeia Partners, L.P.	5/1/2014	10,500,000	10,246,463	2.26
Citadel Wellington LLC	7/1/2002	8,006,037	14,335,043	3.17
HBK Multi-Strategy Fund L.P. (formerly, HBK Fund II L.P.)	11/1/2009	7,278,998	10,951,887	2.42
Magnetar Capital Fund II LP	1/1/2010	8,400,234	10,966,808	2.43
QVT SLV Onshore Ltd.	3/1/2012	397,372	847,301	0.19

Total Multi-Strategy		34,582,641	47,347,502	10.47

Relative Value Credit
Symphony Long-Short Credit Fund L.P.	1/1/2013	10,112,187	11,610,563	2.57
Tricadia Credit Strategies, L.P.	6/1/2014	10,500,000	10,516,667	2.32

Total Relative Value Credit		20,612,187	22,127,230	4.89

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Statistical Arbitrage
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	$13,211,381	$19,688,392	4.36%

Total Statistical Arbitrage		13,211,381	19,688,392	4.36

Total Investments in Investment Funds		$342,486,217	435,456,735	96.32

Other Assets, less Liabilities			16,657,916	3.68

Total Partners’ Capital			$452,114,651	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2014

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	32.30%
Macro	22.06
Multi-Strategy	10.47
Mortgage Arbitrage	10.11
Event Driven Equity	8.37
Relative Value Credit	4.89
Statistical Arbitrage	4.36
Equity Long/Short - High Hedge	3.76

Total Investments in Investment Funds	96.32%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Partnership’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using such valuation techniques such as a market, income, or cost approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Partnership been available.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Partnership has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments) or fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2014 to September 30, 2014, the Partnership did not have any transfers between Levels 1, 2, and 3.

The following is a summary of the inputs used for investment tranches as of September 30, 2014 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Equity Long/Short - High Hedge	$—	$4,254,226	$12,760,271	$17,014,497
Equity Long/Short - Opportunistic	—	118,864,315	27,173,897	146,038,212
Event Driven Equity	—	36,345,517	1,487,414	37,832,931
Macro	—	87,575,641	12,136,604	99,712,245
Mortgage Arbitrage	—	21,973,193	23,722,533	45,695,726
Multi-Strategy	—	24,581,506	22,765,996	47,347,502
Relative Value Credit	—	22,127,230	—	22,127,230
Statistical Arbitrage	—	19,688,392	—	19,688,392

Total Investment Funds	$—	$335,410,020	$100,046,715	$435,456,735

The following is a reconciliation of Level 3 investment tranches for the period from January 1, 2014 to September 30, 2014:

	Balance as of December 31, 2013	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of September 30, 2014
Investment Funds
Equity Long/Short - High Hedge	$14,248,926	$—	$(2,500,000)	$1,106,584	$(95,239)	$12,760,271
Equity Long/Short - Opportunistic	25,453,265	425,000	(1,500,000)	422,452	2,373,180	27,173,897
Event Driven Equity	—	1,500,000	—	—	(12,586)	1,487,414
Macro	10,886,024	—	—	—	1,250,580	12,136,604
Mortgage Arbitrage	22,022,717	8,900,000	(9,856,786)	4,035,399	(1,378,797)	23,722,533
Multi-Strategy	28,376,865	—	(6,924,818)	811,165	502,784	22,765,996

Total Investment Funds	$100,987,797	$10,825,000	$(20,781,604)	$6,375,600	$2,639,922	$100,046,715

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of September 30, 2014
Investment Funds
Equity Long/Short - High Hedge	$(95,239)
Equity Long/Short - Opportunistic	2,373,180
Event Driven Equity	(12,586)
Macro	1,250,580
Mortgage Arbitrage	(1,378,797)
Multi-Strategy	712,687

Total Investment Funds	$2,849,825

As of September 30, 2014, all of the Level 3 investment tranches were fair valued based on non-quantitative unobservable valuation inputs.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	November 25, 2014

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	November 25, 2014

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 25, 2014